Label	Element	Value
Employee Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	7,917,060
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	7,266,420
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsVestedAndExpectedToVestExercisableWeightedAverageExercisePrice	$ 1.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsVestedAndExpectedToVestExercisableNumber	5,340,940